Average Annual Total Returns (Equity Index Portfolio Annuity)	Equity Index Portfolio Equity Index Portfolio - Equity Index Portfolio 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Equity Index Portfolio Equity Index Portfolio - Equity Index Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.51%	13.69%
Five Years	15.28%	15.45%
Ten Years	7.57%	7.67%